Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Feb. 01, 2014	Jun. 29, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Thermo Fisher Scientific Inc.
Entity Central Index Key	0000097745
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 30,411,997
Entity Common Stock, Shares Outstanding		391,792,194